Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

November 12, 2014

VIA EDGAR

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)

on behalf of Eaton Vance Bond Fund (the “Fund”)

Post-Effective Amendment No. 147 (1933 Act File No. 002-27962)

Amendment No. 134 (1940 Act File No. 811-01545) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed in connection with the offering of Class R and Class R6 shares by the Fund.  On October 17, 2014, the Registrant requested permission from the Staff of the Division of Investment Management to file a post-effective amendment to register Class R and Class R6 shares of the Fund under subsection (b)(1)(vii) of Rule 485 of the 1933 Act.  On October 20, 2014, Valerie Lithotomos of the Division of Investment Management informed the undersigned via email that the Commission had granted the Registrant’s request to file an amendment pursuant to Rule 485(b) for this purpose.  The prospectus and SAI included in the Amendment have been marked to show changes from the prospectus and SAI contained in Post-Effective Amendment No. 134 filed with the SEC on February 26, 2014 (Accession No. 0000940394-14-000268) under Rule 485(b) of the 1933 Act.

The Amendment is filed pursuant to Rule 485(b) and will be effective November 12, 2014.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8064.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan, Esq.

Vice President